Long-Term Investments - Additional Information (Detail) € in Millions			12 Months Ended
	Jul. 22, 2014 EUR (€)	Sep. 09, 2013 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 USD ($)	Feb. 03, 2009
Schedule of Equity Method Investments [Line Items]
Fair value of retained noncontrolling interest		$ 55,000,000				$ 4,000,000
Funding commitment letters capped amount			$ 149,000,000
Income (loss) on equity-method investments			$ 2,000,000	$ (43,000,000)	$ (122,000,000)
Liquidation date			Apr. 15, 2014
Value of investment			$ 44,000,000	56,000,000
Payment for full release from obligation concerning joint venture					15,000,000
Enel Green Power [Member]
Schedule of Equity Method Investments [Line Items]
Payment for full release from obligation concerning joint venture | €	€ 11.5
Forgave of shareholder loan | €	€ 13.0
ST-Ericsson SA [Member]
Schedule of Equity Method Investments [Line Items]
Controlling share held by Ericsson							50.00%
Sale of Stock | shares		1
Deconsolidated gain or loss		$ 0
Income (loss) on equity-method investments			1,000,000	9,000,000	(7,000,000)
Value of investment			44,000,000	43,000,000
3Sun S.r.l. [Member]
Schedule of Equity Method Investments [Line Items]
Income (loss) on equity-method investments			4,000,000	(51,000,000)	$ (104,000,000)
Incard do Brazil Ltda [Member]
Schedule of Equity Method Investments [Line Items]
Deconsolidated gain or loss			0
Income (loss) on equity-method investments			(3,000,000)	(1,000,000)
Value of investment			$ 0	$ 3,000,000